Allowance for Loan Losses (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	$ 2,571	$ 7,958
With an allowance recorded, Unpaid Principal Balance	2,058	3,936
Subtotal	4,629	11,894
With no related allowance recorded, Recorded Investment	2,434	7,892
With an allowance recorded, Recorded Investment	1,866	3,326
Subtotal	4,300	11,218
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	945	886
Subtotal	945	886
With no related allowance recorded, Average Recorded Investment	3,522	8,146
With an allowance recorded, Average Recorded Investment	3,392	3,430
Subtotal	6,914	11,576
With no related allowance recorded, Interest Income Recognized	183	418
With an allowance recorded, Interest Income Recognized	20	9
Subtotal	203	427
With no related allowance recorded, Cash Basis Interest Recognized	6	9
With an allowance recorded, Cash Basis Interest Recognized	0	0
Subtotal	6	9
Commercial And Other [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	0
With no related allowance recorded, Recorded Investment	0
With no related allowance recorded, allowance For Loan Losses Allocated	0
With no related allowance recorded, Average Recorded Investment	1
With no related allowance recorded, Interest Income Recognized	0
With no related allowance recorded, Cash Basis Interest Recognized	0
Commercial: Real Estate [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	1,436	2,962
With an allowance recorded, Unpaid Principal Balance	1,214	830
With no related allowance recorded, Recorded Investment	1,366	2,960
With an allowance recorded, Recorded Investment	1,214	769
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	624	281
With no related allowance recorded, Average Recorded Investment	1,556	2,906
With an allowance recorded, Average Recorded Investment	1,368	806
With no related allowance recorded, Interest Income Recognized	103	175
With an allowance recorded, Interest Income Recognized	9	0
With no related allowance recorded, Cash Basis Interest Recognized	6	0
With an allowance recorded, Cash Basis Interest Recognized	0	0
Commercial Real Estate And Multi Family Portfolio Segment [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	0	3,699
With no related allowance recorded, Recorded Investment	0	3,699
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With no related allowance recorded, Average Recorded Investment	910	3,670
With no related allowance recorded, Interest Income Recognized	60	234
With no related allowance recorded, Cash Basis Interest Recognized	0	0
Commercial: Land [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance		138
With an allowance recorded, Unpaid Principal Balance	431	1,937
With no related allowance recorded, Recorded Investment		123
With an allowance recorded, Recorded Investment	299	1,454
With no related allowance recorded, allowance For Loan Losses Allocated		0
With an allowance recorded, allowance For Loan Losses Allocated	220	483
With no related allowance recorded, Average Recorded Investment		184
With an allowance recorded, Average Recorded Investment	1,362	2,034
With no related allowance recorded, Interest Income Recognized		0
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized		9
With an allowance recorded, Cash Basis Interest Recognized	0	0
Commercial Construction [Member]
Information Related to Impaired Loans by Class of Loans
With an allowance recorded, Unpaid Principal Balance	41
With an allowance recorded, Recorded Investment	41
With an allowance recorded, allowance For Loan Losses Allocated	41
With an allowance recorded, Average Recorded Investment	10
With an allowance recorded, Interest Income Recognized	0
With an allowance recorded, Cash Basis Interest Recognized	0
Mortgage [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	1,054	1,151
With an allowance recorded, Unpaid Principal Balance	355	1,169
With no related allowance recorded, Recorded Investment	988	1,103
With an allowance recorded, Recorded Investment	295	1,103
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	43	122
With no related allowance recorded, Average Recorded Investment	997	1,365
With an allowance recorded, Average Recorded Investment	583	570
With no related allowance recorded, Interest Income Recognized	16	9
With an allowance recorded, Interest Income Recognized	11	9
With no related allowance recorded, Cash Basis Interest Recognized	0	0
With an allowance recorded, Cash Basis Interest Recognized	0	0
Residential Construction Land [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance		0
With no related allowance recorded, Recorded Investment		0
With no related allowance recorded, allowance For Loan Losses Allocated		0
With no related allowance recorded, Average Recorded Investment		13
With no related allowance recorded, Interest Income Recognized		0
With no related allowance recorded, Cash Basis Interest Recognized		0
Home Equity [Member]
Information Related to Impaired Loans by Class of Loans
With no related allowance recorded, Unpaid Principal Balance	81	8
With an allowance recorded, Unpaid Principal Balance	17	0
With no related allowance recorded, Recorded Investment	80	7
With an allowance recorded, Recorded Investment	17	0
With no related allowance recorded, allowance For Loan Losses Allocated	0	0
With an allowance recorded, allowance For Loan Losses Allocated	17	0
With no related allowance recorded, Average Recorded Investment	58	8
With an allowance recorded, Average Recorded Investment	18	20
With no related allowance recorded, Interest Income Recognized	4	0
With an allowance recorded, Interest Income Recognized	0	0
With no related allowance recorded, Cash Basis Interest Recognized	0	0
With an allowance recorded, Cash Basis Interest Recognized	0	$ 0
Consumer And Other [Member]
Information Related to Impaired Loans by Class of Loans
With an allowance recorded, Unpaid Principal Balance	0
With an allowance recorded, Recorded Investment	0
Subtotal	0
With an allowance recorded, Average Recorded Investment	51
With an allowance recorded, Interest Income Recognized	0
With an allowance recorded, Cash Basis Interest Recognized	$ 0